Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Intangible Assets and Goodwill

6. Intangible Assets and Goodwill

At December 31, 2015 and 2014, the carrying value and accumulated amortization of intangible assets other than goodwill consisted of the following:

	2015		2014
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Amortizable Intangible Assets
Non-compete agreements	$346.186	$(273.220)	$338.443	$(257.234)
Technology	106.510	(57.821)	113.346	(51.225)
Licenses and distribution agreements	193.280	(112.167)	194.810	(111.754)
Customer Relationships	262.754	(35.347)	239.694	(12.059)
Self-developed software	140.914	(72.797)	122.944	(59.955)
Other	357.065	(264.621)	355.750	(252.619)
Construction in progress	23.333	-	32.653	-
	$1.430.042	$(815.973)	$1.397.640	$(744.846)

At December 31, 2015 and 2014 the carrying value of non-amortizable intangible assets other than goodwill consisted of the following:

	2015	2014
	Carrying	Carrying
	Amount	Amount
Non-amortizable Intangible Assets
Tradename	$209.404	$209.513
Management contracts	7.016	7.104
	$216.420	$216.617

Total Intangible Assets	$830.489	$869.411

The amortization on intangible assets amounted to $110.359, $98.483 and $93.100 for the years ended December 31, 2015, 2014, and 2013, respectively. The table shows the estimated amortization expense of these assets for the following five years.

Estimated Amortization Expense
2016	$109.544
2017	$104.430
2018	$100.258
2019	$98.126
2020	$92.092

Goodwill

Changes in the carrying amount of goodwill are mainly a result of acquisitions and the impact of foreign currency translations. The Company’s acquisitions consisted primarily of the purchase of clinics in the normal course of operations and the purchase of a distributor in the Asia-Pacific Segment in 2015 and the expansion in Care Coordination in 2014. The changes to goodwill in 2015 and 2014 are as follows:

	North		Asia-	Latin
	America	EMEA	Pacific	America	Segment
	Segment	Segment	Segment	Segment	Total	Corporate	Total
Balance as of December 31, 2013	$9.645.647	$1.243.988	$269.802	$80.367	$11.239.804	$418.383	$11.658.187
Goodwill acquired, net of divestitures	1.535.840	19.010	121.971	33.986	1.710.807	-	1.710.807
Foreign Currency Translation Adjustment	(533)	(244.117)	(26.422)	(13.529)	(284.601)	(2.213)	(286.814)
Balance as of December 31, 2014	$11.180.954	$1.018.881	$365.351	$100.824	$12.666.010	$416.170	$13.082.180

Goodwill acquired, net of divestitures	43.186	52.484	22.247	(1.018)	116.899	-	116.899
Reclassifications	-	4.867	(2.774)	-	2.093	(2.093)	-
Foreign Currency Translation Adjustment	(561)	(132.260)	(11.250)	(20.531)	(164.602)	(1.727)	(166.329)
Balance as of December 31, 2015	$11.223.579	$943.972	$373.574	$79.275	$12.620.400	$412.350	$13.032.750